CAPITAL STRUCTURE, FINANCIAL RISK AND RELATED ITEMS - Financial Risk (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of credit risk exposure [line items]
Percentage of marketable securities	100.00%	100.00%
EUR
Disclosure of credit risk exposure [line items]
Percentage of possible increase or decrease in exchange rate	1.00%	1.00%
USD
Disclosure of credit risk exposure [line items]
Percentage of possible increase or decrease in exchange rate	10.00%	10.00%
GBP
Disclosure of credit risk exposure [line items]
Percentage of possible increase or decrease in exchange rate	10.00%	10.00%
Credit risk
Disclosure of credit risk exposure [line items]
Maximum credit exposure	kr 10,971	kr 6,106
Maximum credit exposure to receivables	3,001	1,337
Total value of bank deposits	kr 3,552	kr 533
Credit risk | Triple A-rating from Moody’s, S&P or Fitch
Disclosure of credit risk exposure [line items]
Percentage of marketable securities	91.00%	90.00%
Marketable securities including interest receivables	kr 7,453	kr 5,591
Currency risk
Disclosure of credit risk exposure [line items]
Revenue (as a percent)	97.00%	96.00%	96.00%
Currency risk | EUR
Disclosure of credit risk exposure [line items]
Marketable securities were invested (as a percent)	12.00%	16.00%
Currency risk | DKK
Disclosure of credit risk exposure [line items]
Marketable securities were invested (as a percent)	23.00%	30.00%
Currency risk | USD
Disclosure of credit risk exposure [line items]
Marketable securities were invested (as a percent)	64.00%	53.00%
Currency risk | GBP
Disclosure of credit risk exposure [line items]
Marketable securities were invested (as a percent)	1.00%	1.00%